employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Employee benefits expense - gross
Total	$ 30	$ 25	$ 56	$ 52
Pension plans | Pension plan
Defined benefit pension plan expense (recovery)
Current service cost	26	23	51	46
Past service costs	3		3	3
Interest expense arising from defined benefit obligations accrued	65	74	130	148
Return, including interest income, on plan assets	(445)	(538)	(356)	(174)
Interest effect on asset ceiling limit	1	1	2	2
Total	(379)	(463)	(224)	(24)
Administrative fees	1	2	2	3
Re-measurements arising from financial assumptions	231	1,396	(864)	507
Changes in the effect of limiting net defined benefit assets to the asset ceiling	16	(28)	51
Total	(102)	930	(981)	535
Pension plans | Pension plan | Employee benefits expense
Employee benefits expense - gross
Current service cost	26	23	51	46
Past service cost	3		3	3
Administrative fees	1	2	2	3
Total	30	25	56	52
Pension plans | Pension plan | Financing costs
Recognized in financing costs
Interest expense arising from defined benefit obligations accrued	65	74	130	148
Return, including interest income, on plan assets	(59)	(71)	(119)	(142)
Interest effect on asset ceiling limit	1	1	2	2
Total	7	4	13	8
Total	7	4	13	8
Pension plans | Pension plan | Other comprehensive income
Defined benefit pension plan expense (recovery)
Re-measurements arising from financial assumptions			(864)	507
Recognized in other comp. income
Return, including interest income, on plan assets	(386)	(467)	(237)	(32)
Total	(386)	(467)	(237)	(32)
Re-measurements arising from financial assumptions	231	1,396
Changes in the effect of limiting net defined benefit assets to the asset ceiling	16	(28)	51
Total	$ (139)	$ 901	$ (1,050)	$ 475